OTHER ASSETS	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ASSETS	OTHER ASSETS
Visa Preferred Shares

Through certain of our subsidiaries in Europe, we were a member and shareholder of Visa Europe Limited ("Visa Europe"). On June 21, 2016, Visa Inc. ("Visa") acquired all of the membership interests in Visa Europe, and we received consideration in the form of cash and Series B and C convertible preferred shares of Visa. We assigned the preferred shares a value of zero based on transfer restrictions, Visa's ability to adjust the conversion rate and the estimation uncertainty associated with those factors. Based on the outcome of any current or potential litigation involving Visa Europe in the United Kingdom and elsewhere in Europe, the conversion rate of the preferred shares could be adjusted down such that the number of Visa common shares we receive could be as low as zero.

The Series B and C convertible preferred shares become convertible in stages based on developments in the litigation and become fully convertible no later than 2028 (subject to a holdback to cover any then pending claims). In July 2022, in connection with the second mandatory release assessment, a portion of the Series B and C convertible preferred shares was converted by Visa. We recognized a gain of $13.2 million reported in interest and other income in our consolidated statement of income for the year ended December 31, 2022 based on the fair value of the shares received and subsequently sold.

In July 2024, in connection with the third mandatory release assessment, a portion of the Series B and C convertible preferred shares was converted by Visa. We recognized a gain of $18.8 million reported in interest and other income in our consolidated statement of income for the year ended December 31, 2024 based on the fair value of the shares received and subsequently sold. The remaining Series B and C convertible preferred shares continue to be carried at an assigned value of zero based on the aforementioned factors.
In addition, through the acquisition of EVO in 2023, we obtained Series A and C convertible preferred shares of Visa. The Series C preferred shares are carried at an assigned value of zero based on the aforementioned factors. The Series A convertible preferred shares were not restricted and were convertible into a fixed number of Visa Class A common shares. In November 2023, the Series A convertible preferred shares were converted into a fixed number of Visa Class A common shares and sold for cash proceeds of $42.1 million. Prior to sale, the Visa Class A common shares were presented at fair value in our consolidated balance sheet with changes in fair value recognized in interest and other income in our consolidated statement of income.